Property and equipment (Schedule of components and movements in property and equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,712,937
Additions	867,110	$ 2,120,893
Ending balance	3,393,452	3,712,937
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,138,327	4,598,857
Acquired through business combination		42,552
Additions	284,409	1,496,918
Ending balance	6,422,736	6,138,327
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,425,390)	(2,069,287)
Depreciation	603,894	356,103
Ending balance	(3,029,284)	(2,425,390)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	211,706
Ending balance	229,215	211,706
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	809,228	549,659
Acquired through business combination		13,585
Additions	164,059	245,984
Ending balance	973,287	809,228
Computer equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(597,522)	(509,112)
Depreciation	146,550	88,410
Ending balance	(744,072)	(597,522)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	410,577
Ending balance	1,090,143	410,577
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,034,958	1,621,899
Acquired through business combination		28,967
Additions		384,092
Adjustment To Additions	89,085
Assets under construction put in service		1,065,672
Ending balance	3,011,545	2,034,958
Machinery and equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,624,381)	(1,441,642)
Depreciation	297,021	182,739
Ending balance	(1,921,402)	(1,624,381)
Automobile
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	254,952
Ending balance	197,409	254,952
Automobile | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	336,659	306,164
Acquired through business combination		0
Additions	0	30,495
Ending balance	336,659	336,659
Automobile | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81,707)	(21,748)
Depreciation	57,543	59,959
Ending balance	(139,250)	(81,707)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	811,325
Ending balance	1,876,685	811,325
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	933,105	180,901
Acquired through business combination		0
Additions	209,435	752,204
Assets under construction put in service		958,705
Ending balance	2,101,245	933,105
Leasehold improvements | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(121,780)	(96,785)
Depreciation	102,780	24,995
Ending balance	(224,560)	(121,780)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,024,377
Ending balance	0	2,024,377
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,024,377	1,940,234
Acquired through business combination		0
Additions	0	84,143
Assets under construction put in service		(2,024,377)
Ending balance	0	2,024,377
Construction in progress | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Ending balance	$ 0	$ 0